Rule 497(d)

                                 FT 415

                   Bandwidth Select Portfolio, Series 3
                e-Infrastructure Select Portfolio, Series 2
              Genomics and Proteomics Select Portfolio Series
                Global Technology Select Portfolio Series
            Software Innovations 2000 Select Portfolio, Series 2
               World Wide Wireless Select Portfolio, Series 2
                      Bandwidth Portfolio, Series 3
                  e-Infrastructure Portfolio, Series 2
                Genomics and Proteomics Portfolio Series
                   Global Technology Portfolio Series
               Software Innovations 2000 Portfolio, Series 3
                 World Wide Wireless Portfolio, Series 2

             Supplement to the Prospectus dated March 3, 2000

Notwithstanding anything to the contrary in the Prospectus, Unit holders who acquire Units of Bandwidth Select Portfolio, Series 3, e-Infrastructure Select Portfolio, Series 2, Genomics and Proteomics Select Portfolio Series, Software Innovations 2000 Select Portfolio, Series 2, World Wide Wierless Select Portfolio, Series 2, Bandwidth Portfolio, Series 3, e-Infrastructure Portfolio, Series 2, Genomics and Proteomics Portfolio Series, Global Technology Portfolio Series, Software Innovations 2000 Portfolio,
Series 3 or World Wide Wireless Portfolio, Series 2 which, as a result of a reduction in the aggregate underlying value of the Securities, are not subject to an initial sales charge will be subject to the maximum remaining deferred sales charge (initially $.225 per Unit for Bandwidth Select Portfolio, Series 3, e-Infrastructure Select Portfolio, Series 2, Genomics and Proteomics Select Portfolio Series, Software Innovations 2000 Select Portfolio, Series 2, or World Wide Wireless Select Portfolio, Series 2 or $.35 per Unit for Bandwidth Portfolio, Series 3, e-Infrastructure Portfolio, Series 2, Genomics and Proteomics Portfolio Series, Global Technology Portfolio Series,
Software Innovations 2000 Portfolio, Series 3 or World Wide Wireless Portfolio, Series 2). In such case the maximum sales charge may exceed 3.25% of the Public Offering Price for Bandwidth Select Portfolio, Series 3, e-Infrastructure
Select Portfolio, Series 2, Genomics and Proteomics Select Portfolio Series, Software Innovations 2000 Select Portfolio, Series 2, or World Wide Wireless Select Portfolio, Series 2 or 4.5% of the Public Offering Price per Unit for Bandwidth Portfolio, Series 3, e-Infrastructure Portfolio, Series 2, Genomics and Proteomics Portfolio Series,
Global Technology Portfolio Series, Software Innovations 2000
Portfolio, Series 3 or World Wide Wireless Portfolio, Series 2 but in no event will the maximum sales charge exceed 3.75% of the Public Offering Price per Unit for Bandwidth Select Portfolio, Series 3, e-Infrastructure Select Portfolio, Series 2, Genomics and Proteomics Select Portfolio Series, Software Innovations 2000 Select Portfolio, Series 2, or World Wide Wireless Select Portfolio,
Series 2, or 5.00% of the Public Offering Price per Unit for Global Technology Portfolio Series or 5.50% of the Public Offering Price per Unit for Bandwidth Portfolio, Series 3, e-Infrastructure Portfolio, Series 2, Genomics and Proteomics Portfolio Series, Software Innovations 2000 Portfolio, Series 3 or World Wide Wireless Portfolio, Series 2.

April 14, 2000